Leases - Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease cost	$ 1,300	$ 1,008	$ 817
Short-term lease cost	37	291	156
Variable lease cost	143	141	130
Net lease cost	$ 1,480	$ 1,440	$ 1,103